Significant accounting policies	12 Months Ended
Dec. 31, 2017
Disclosure of significant accounting policies [Abstract]
Significant accounting policies
Significant accounting policies

The accounting policies set out below have been applied consistently to all years presented in these consolidated financial statements by all Group entities.

3.1    Basis of consolidation

(a)    Subsidiaries

Subsidiaries are entities controlled by the parent of the Group. Control is achieved when the parent of the Group: has power over the investee; is exposed, or has rights, to variable returns from its involvement with the investee; and has the ability to use its power to affect its returns from the investee. The Group reassesses whether or not it controls an investee if facts and circumstances indicate that there have been changes to one or more of these three elements of control. The financial statements of the subsidiaries are included in the consolidated financial statements from the date control commences until the date that control ceases.

The cost of an acquisition is measured at the fair value of the assets given, equity instruments issued and liabilities incurred or assumed at the date of the acquisition, including the fair value of any contingent consideration and share-based payment awards (as measured in accordance with IFRS 2 “Share Based Payments”) of the acquiree that are mandatorily replaced as a result of the transaction. Transaction costs that the Group incurs in connection with an acquisition are expensed as incurred. Identifiable assets acquired and liabilities and contingent liabilities assumed in a business combination are measured at their fair value at the acquisition date, irrespective of the extent of any non-controlling interests. Non-controlling interests are initially recognized at their proportionate share of the fair value of the net assets acquired.

During the measurement period, an acquirer can report provisional information for a business combination if by the end of the reporting period in which the combination occurs the accounting is incomplete. The measurement period, however, ends at the earlier of when the acquirer has received all of the necessary information to determine the fair values or one year from the date of the acquisition.

(b)    Joint ventures and associates

A joint venture is a joint arrangement whereby the parties that have joint control of the arrangement have rights to the net assets of the arrangement. Joint control is the contractually agreed sharing of control of an arrangement, which exists only when decisions about the relevant activities require unanimous consent of the parties sharing control. Associates are those entities in which the Group has significant influence, but not control, over the financial and operating policies, generally accompanied by a shareholding of between 20% and 50% of the voting rights. Investments in joint ventures and associates are accounted for using the equity method of accounting.

(c)    Transactions between entities under common control

Common control transactions arise between entities that are under the ultimate ownership of the common sole shareholder, Mr. Graeme Hart.

Acquisitions of businesses under common control are accounted for as follows:

•	predecessor value method requires the financial statements to be prepared using predecessor book values without any step up to fair values;

•
premium or discount on acquisition is calculated as the difference between the total consideration paid and the book value of the share capital of the acquired entity, and is recognized directly in equity as a component of a separate reserve; and

•
the results of operations and cash flows of the acquired entity are included on a restated basis in the financial statements from the date that common control originally commenced (i.e., from the date the business was acquired by Mr. Graeme Hart) as though the entities had always been combined from the common control date forward.

(d)    Transactions eliminated on consolidation

Intra-group balances and unrealized items of income and expense arising from intra-group transactions are eliminated in preparing the consolidated financial statements.

(e)    Transactions with non-controlling interests

The Group accounts for transactions with non-controlling interests as transactions with the equity owner of the Group. For purchases from non-controlling interests, the difference between any consideration paid and the relevant share acquired of the carrying value of net assets of the subsidiary is recorded in equity. Gains or losses on disposals to non-controlling interests are also recorded in equity.

3.2    Foreign currency

(a)    Functional currency

Items included in the financial statements of each of the Group's entities are measured using the currency of the primary economic environment in which the entity operates (the “functional currency”). The functional currency of the Company is New Zealand dollars ("NZ$").

(b)    Foreign currency transactions

Foreign currency transactions are converted into the functional currency of the entity using the exchange rates prevailing on the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies at the reporting date are translated to the functional currency of the respective entities at the exchange rate at that date.

Foreign currency transactional gains or losses are recognized in the statement of comprehensive income as a component of profit or loss, unless the underlying transaction is recognized directly in equity.

(c)    Foreign currency translations

The results of operations and financial position of those entities that have a functional currency different from the presentation currency of the Group are translated into the Group's presentation currency as follows:

(i)	assets and liabilities for each statement of financial position presented are translated at the closing exchange rate at the reporting date of the statement of financial position;

(ii)	income and expense items for each profit or loss item are translated at average exchange rates;

(iii)	items of other comprehensive income are translated at average exchange rates; and

(iv)	all resulting exchange differences are recognized as a separate component of equity.

On consolidation, exchange differences arising from the translation of the net investment in foreign entities are recognized as a component of equity and included in the foreign currency translation reserve. When a foreign operation is sold, such exchange differences are recognized in the statement of comprehensive income as part of the gain or loss on the sale.

(d)    Significant exchange rates

The following significant exchange rates applied during the year:

	Average rate for the year ended December 31,			As of December 31,
	2017	2016	2015	2017	2016
1 €	1.13	1.11	1.11	1.19	1.06
10 MXN	0.53	0.54	0.63	0.51	0.48
1 NZ$	0.71	0.70	0.70	0.71	0.70
1 CA$	0.77	0.75	0.78	0.80	0.74

3.3    Non-derivative financial instruments

Non-derivative financial instruments are comprised of cash and cash equivalents, trade and other receivables, trade and other payables and interest bearing borrowings.

A non-derivative financial instrument is recognized if the Group becomes a party to the contractual provisions of the instrument. Non-derivative financial assets are derecognized if the Group's contractual rights to the cash flows from the financial assets expire or if the Group transfers the financial asset to another party without retaining control or substantially all the risks and rewards of the asset. Non-derivative financial liabilities are derecognized if the Group's obligations specified in the contract expire or are discharged or cancelled.

Non-derivative financial instruments are recognized initially at fair value, plus any directly attributable transaction costs for instruments not at fair value through profit or loss. Subsequent to initial recognition non-derivative financial instruments are measured as described below.

Non-derivative financial instruments are recognized on a gross basis unless a current and legally enforceable right to offset exists and the Group intends to either settle the instrument net or realize the asset and liability simultaneously.

Upon initial acquisition the Group classifies its financial instruments in one of the following categories, which is dependent on the purpose for which the financial instruments were acquired or assumed.

(a)    Cash and cash equivalents

Cash and cash equivalents are comprised of cash on hand, deposits held at call with banks and other short-term highly liquid investments with maturities of less than three months. Bank overdrafts are included in borrowings and are classified as current liabilities in the statement of financial position except if repayable on demand, in which case they are included separately as a component of current liabilities. In the statement of cash flows, bank overdrafts are included as a component of cash and cash equivalents.

(b)    Loans and receivables

The Group's loans and receivables are comprised of trade and other receivables (including related party receivables) which are stated at their cost less provision for impairment.

The fair value of trade and other receivables is estimated as the present value of future cash flows, discounted at the market rate of interest at the reporting date. Given the short-term nature of trade receivables the carrying amount is a reasonable approximation of fair value.

(c)    Other liabilities

Other liabilities are comprised of all non-derivative financial liabilities that are not disclosed as liabilities at fair value through profit or loss. Other liabilities are classified as current liabilities unless the Group has an unconditional right to defer settlement of the liability for at least twelve months after the reporting date. The Group's other liabilities are comprised of trade and other payables and interest bearing borrowings, including those with related parties. The Group's other liabilities are measured as follows:

(i)	Trade and other payables
Subsequent to initial recognition trade and other payables are stated at amortized cost using the effective interest method.

(ii)	Interest bearing borrowings including related party borrowings
On initial recognition, borrowings are stated at fair value less transaction costs that are directly attributable to borrowings. Subsequent to initial recognition interest bearing borrowings are stated at amortized cost. Any difference between the amortized cost and the redemption value is recognized in the statement of comprehensive income over the period of the borrowings, using the effective interest method.

The fair value of non-derivative financial liabilities, which is determined for disclosure purposes, is calculated by discounting the future contractual cash flows at the current market interest rates that are available for similar financial instruments.

3.4    Derivative financial instruments

A derivative financial instrument is recognized if the Group becomes a party to the contractual provisions of an instrument at the trade date.

All derivatives are recognized at fair value based on a valuation model which includes consideration of credit risk, where applicable, and discounts the estimated future cash flows based on the terms and maturity of each contract using forward curves and market interest rates at the reporting date. Transaction costs are expensed as incurred. Subsequent to initial recognition, derivative financial instruments are stated at fair value. The gain or loss on remeasurement to fair value is recognized in the statement of comprehensive income as a component of profit or loss unless the derivative financial instrument qualifies for hedge accounting, and the Group elects to apply hedge accounting.

Derivative financial instruments are recognized on a gross basis unless a current and legally enforceable right to offset exists.

Derivative financial assets are derecognized if the Group's contractual rights to the cash flows from the instrument expire or if the Group transfers the financial asset to another party without retaining control or substantially all the risks and rewards of the asset.

Derivative financial liabilities are derecognized if the Group's obligations specified in the contract expire or are discharged or cancelled.

Embedded derivatives are separated from the host contract and accounted for separately if the following conditions are met:

(i)	the economic characteristics and risks of the host contract and the embedded derivative are not closely related;

(ii)	a separate instrument with the same terms as the embedded derivative would meet the definition of a derivative; and

(iii)	the combined instrument is not measured at fair value through profit or loss.

At the time of initial recognition of the embedded derivative an equal adjustment is also recognized against the host contract. The adjustment against the host contract is amortized over the remaining life of the host contract using the effective interest method.

Any embedded derivatives that are separated are measured at fair value with changes in fair value recognized through net financial expenses in the statement of comprehensive income as a component of profit or loss.

3.5    Inventories

(a)    Raw materials, work in progress and finished goods

Inventories are measured at the lower of cost and net realizable value. The cost of inventories is based on the weighted average principle and includes expenditure incurred in acquiring the inventories and bringing them to their existing location and condition. In the case of manufactured inventories and work in progress, cost includes an appropriate share of production overheads based on normal operating capacity. Net realizable value is the estimated selling price in the ordinary course of business, less the estimated costs of completion and selling expenses.

The fair value of inventory acquired in a business combination is determined based on its estimated selling price in the ordinary course of business less the estimated costs of completion and sale.

(b)    Engineering and maintenance materials

Engineering and maintenance materials (representing either critical or long order components) are measured at the lower of cost and net realizable value. The cost of these inventories is based on the weighted average principle and includes expenditure incurred in acquiring the inventories and bringing them to their existing location and condition. Net realizable value is determined with reference to the cost of replacement of such items in the ordinary course of business compared to the current market prices.

3.6    Property, plant and equipment

(a)    Recognition and measurement

Items of property, plant and equipment are measured at cost less accumulated depreciation and accumulated impairment losses.

Cost includes expenditures that are directly attributable to the acquisition of the asset. The cost of self-constructed assets includes the cost of materials and direct labor and any other costs directly attributable to bringing the asset to a working condition for its intended use. Purchased software that is integral to the functionality of the related equipment is capitalized as part of that equipment.

Property, plant and equipment acquired in a business combination is recorded at fair value, which is based on market values. The market value of property is the estimated amount for which a property could be exchanged on the date of valuation between a willing buyer and a willing seller in an arm's-length transaction after proper marketing, wherein the parties had each acted knowledgeably, prudently and without compulsion. The market value of items of property, plant and equipment is based on the quoted market prices for similar items where available or based on the assessment of appropriately qualified independent valuers.

(b)    Assets under construction

Assets under construction are transferred to the appropriate asset category when they are ready for their intended use. Assets under construction are not depreciated but tested for impairment at least annually or when there is an indication of impairment.

(c)    Subsequent costs

The cost of replacing part of an item of property, plant and equipment is recognized in the carrying amount of the item if it is probable that the future economic benefits embodied within that part will flow to the Group and its cost can be measured reliably. The carrying amount of the replaced part is derecognized. The costs of the day-to-day servicing of property, plant and equipment are recognized in the statement of comprehensive income as a component of profit or loss as incurred.

(d)    Depreciation

Land is not depreciated. Depreciation on other assets is recognized in the statement of comprehensive income as a component of profit or loss on a straight-line basis over the estimated useful life of the asset.

The estimated useful lives for the material classes of property, plant and equipment are as follows:

•	Buildings 20 to 50 years

•	Plant and equipment 3 to 25 years

•	Furniture and fixtures 3 to 20 years

Depreciation methods, useful lives and residual values are reassessed on an annual basis.

Gains and losses on the disposal of items of property, plant and equipment are determined by comparing the proceeds at the time of disposal with the net carrying amount of the asset.

3.7    Leases

Leases are classified as finance leases whenever the terms of the lease transfer substantially all the risks and rewards of ownership to the lessee. All other leases are classified as operating leases.

Upon initial recognition the finance leased asset is measured at an amount equal to the lower of its fair value and the present value of the minimum lease payments. The corresponding liability to the lessor is included in borrowings as a finance lease obligation. Subsequent to initial recognition the liability is accounted for at amortized cost using the effective interest method and the asset is accounted for in accordance with the accounting policy applicable to that asset.

Minimum lease payments made under finance leases are apportioned between the finance charges and the reduction of the outstanding liability. The finance charges which are recognized in the statement of comprehensive income as a component of profit or loss are allocated to each period during the lease term so as to reflect a constant rate of interest on the remaining balance of the liability. Contingent lease payments are accounted for in the periods in which the payments are incurred.

Payments made under operating leases are recognized in the statement of comprehensive income as a component of profit or loss on a straight-line basis over the terms of the lease, except when another systematic basis is more representative of the time pattern in which economic benefits from the leased assets are consumed. Contingent lease payments arising under operating leases are recognized as an expense in the period in which the payments are incurred. Presently, all payments under operating leases are recognized on a straight-line basis over the term of the lease in the statement of comprehensive income.

In the event that lease incentives are received to enter into an operating lease, such incentives are deferred and recognized as a liability. The aggregated benefits of the lease incentives are amortized as a reduction to the lease expenses on a straight-line basis, except when another systematic basis is more representative of the time pattern in which economic benefits from the leased assets are consumed.

3.8    Intangible assets

(a)    Goodwill

Goodwill arises on the acquisition of subsidiaries and business operations and is recognized at the date that control is acquired (the acquisition date). Goodwill is measured as the excess of the sum of the consideration transferred, the amount of any non-controlling interest in the acquiree and the fair value of the acquirer's previously-held equity interest in the acquiree over the fair value of the identifiable net assets recognized. Goodwill is allocated to the operations that are expected to benefit from the business combination in which the goodwill arose after the allocation of purchase consideration is finalized.

Goodwill is not amortized. Goodwill is measured at cost less accumulated impairment losses and is tested at least annually for impairment. Goodwill is monitored for impairment testing at the segment level, which is the lowest level within the Group at which goodwill is monitored for internal management purposes.

(b)    Trademarks

Trademarks are measured at cost less accumulated amortization and accumulated impairment losses. Trademarks acquired in a business combination are initially measured at fair value based on the discounted estimated royalty payments that have been avoided as a result of owning the trademark. Certain acquired trademarks are considered indefinite life intangible assets as they represent the value accumulated in the brand which is expected to continue indefinitely into the future and are recognized at cost less accumulated impairment losses.

(c)    Customer relationships

Customer relationships represent the value attributable to purchased long-standing business relationships which have been cultivated over the years with customers. Customer relationships acquired in a business combination are initially recognized at fair value based on the discounted cash flows expected to be derived from the relationship. Customer relationships are amortized using the straight-line method over the estimated remaining useful lives of the relationships, which are based on customer attrition rates and projected cash flows.

(d)    Research and development

Expenditure on research activities, undertaken with the prospect of gaining new scientific or technological knowledge and understanding, is recognized in the statement of comprehensive income as a component of profit or loss as incurred.

Development activities involve a plan or design for the production of new or substantially improved products and processes. Development expenditure is capitalized only if development costs can be measured reliably, the product or process is technologically and commercially feasible, future economic benefits are probable and the Group intends to and has sufficient resources to complete development and to use or sell the asset. The expenditure capitalized includes the cost of materials, direct labor and overhead costs that are directly attributable to preparing the asset for its intended use. Intangible assets arising from development activities are measured at cost less accumulated amortization and accumulated impairment losses. Other development expenditure that does not qualify for capitalization is recognized in the statement of comprehensive income as a component of profit or loss as incurred.

(e)    Other intangible assets

Other intangible assets comprise permits, software, technology and patents. Other intangible assets that have finite useful lives are carried at cost less accumulated amortization and accumulated impairment losses. Other intangible assets that have indefinite useful lives are carried at cost less accumulated impairment losses.

(f)    Subsequent costs

Subsequent costs with respect to intangible assets are capitalized only when the expenditure increases the future economic benefits embodied in the specific asset to which the expenditure relates and it can be reliably measured. All other expenditure, including expenditure on internally generated goodwill and brands, is recognized in the statement of comprehensive income as a component of profit or loss as incurred.

(g)    Amortization

Amortization is recognized in the statement of comprehensive income as a component of profit or loss on a straight-line basis over the estimated useful lives of intangible assets, other than goodwill and indefinite life intangibles, from the date that the intangible assets are available for use.

The estimated useful lives for the material classes of amortizable intangible assets are as follows:

•	Trademarks 5 to 15 years

•	Customer relationships 6 to 25 years

•	Software/technology 3 to 15 years

•	Patents 5 to 14 years

3.9    Impairment

The carrying amounts of the Group's assets are reviewed regularly and at least annually to determine whether there is any objective evidence of impairment. An impairment loss is recognized whenever the carrying amount of an asset, cash generating unit ("CGU") or group of CGUs exceeds its recoverable amount. Impairment losses directly reduce the carrying amount of assets and are recognized in the statement of comprehensive income as a component of profit or loss.

(a)    Impairment of loans and receivables

The Group's loans and receivables that are carried at amortized cost are assessed for impairment using the present value of estimated future cash flows. Long duration receivables are discounted using their original effective interest rate, while short duration receivables are not discounted.

Impairment is assessed on all instruments that are considered individually significant, based on that specific instrument's exposure. For trade receivables that are not individually significant, impairment is assessed on a portfolio basis, utilizing historical loss experiences on similarly aged portfolios.

The criteria that the Group uses to determine whether there is objective evidence of an impairment loss include:

•	significant financial difficulty of the issuer or obligor;

•	a breach of contract, such as default or delinquency with respect to interest or principal repayment; or

•	observable data indicating that there is a measurable decrease in the estimated future cash flows from a portfolio.

(b)    Non-financial assets

The carrying amounts of the Group's non-financial assets, including goodwill and indefinite life intangible assets, are reviewed at least annually to determine whether there is any indication of impairment. If any such indicators exist then the asset's or CGU's recoverable amount is estimated. For goodwill and intangible assets that have indefinite lives or that are not yet available for use, recoverable amounts are estimated at least annually and whenever there is an indication that they may be impaired.

An impairment loss is recognized if the carrying amount of an asset or CGU exceeds its recoverable amount. A CGU is the smallest identifiable asset group that generates cash flows that are largely independent from other assets and groups. Impairment losses are recognized in the statement of comprehensive income as a component of profit or loss. Impairment losses recognized with respect to a segment are allocated first to reduce the carrying amount of any goodwill allocated to the CGU and then to reduce the carrying amount of the other non-financial assets in the CGU on a pro rata basis.

The recoverable amount of an asset or CGU is the greater of its value in use and its fair value less costs to sell. In assessing the value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset or CGU. In assessing the fair value less costs to sell for goodwill and certain trademarks, the forecasted future Adjusted EBITDA (as defined in note 5) to be generated by the asset or segment being assessed is multiplied by a relevant market indexed multiple ("earnings multiple"). The fair value less cost to sell of the Reynolds® and Hefty® trademarks is first evaluated at the trademark level using the relief from royalty method. If no indication of impairment is identified, no further measurement is required. If the relief from royalty method indicates a possible impairment, the trade name is tested at the branded CGU level. Fair value at the branded CGU level would be determined based on estimated future cash flows that are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the CGU.

Indefinite life intangible assets other than goodwill and the Reynolds® and Hefty® trademarks discussed above consist primarily of the Graham Packaging trademark and permits associated with various production plants. The fair value less cost to sell for other indefinite life intangible assets are evaluated at the applicable CGU level.

With respect to assets other than goodwill, impairment losses recognized in prior periods are assessed at each reporting date for any indications that the loss has decreased or no longer exists. An impairment loss is reversed if there has been a favorable change in the estimates used to determine the recoverable amount. An impairment loss is reversed only to the extent that the asset's revised carrying amount will not exceed the net carrying amount that would have been determined if no impairment loss had been recognized.

3.10    Assets and liabilities classified as held for sale and discontinued operations

(a)    Assets and liabilities classified as held for sale

Assets (or disposal groups comprised of assets and liabilities) that are expected to be recovered primarily through sale rather than through continuing use are classified as held for sale. They are stated at the lower of carrying amount and fair value less costs to sell. Upon reclassification the Group ceases to depreciate or amortize non-current assets classified as held for sale. Impairment losses on initial classification of an asset to being held for sale and subsequent gains or losses on remeasurement are recognized in the statement of comprehensive income as a component of profit or loss. Gains are not recognized in excess of any prior cumulative impairment losses.

(b)    Discontinued operations

A discontinued operation is a component of the Group's business that represents a separate major line of business or geographical area of operation that has been disposed of or is held for sale, or is a subsidiary or business acquired exclusively with a view to resale. Classification as a discontinued operation occurs upon disposal or when the operation meets the criteria to be classified as held for sale, if earlier. When an operation is classified as a discontinued operation, the comparative statement of comprehensive income is revised as if the operation had been discontinued from the start of the earliest comparative period.

3.11    Employee benefits

(a)    Pension obligations

The Group operates various defined contribution and defined benefit plans.

(i)    Defined contribution plans
A defined contribution plan is a plan under which the employee and the Group pay fixed contributions to a separate entity. The Group has no legal or constructive obligation to pay further contributions in relation to an employee's service in the current and prior years. The Group's contributions are recognized in the statement of comprehensive income as a component of profit or loss as incurred.

(ii)    Defined benefit plans
A defined benefit plan is a pension plan that is not a defined contribution plan. Typically defined benefit plans define an amount of pension benefit that an employee will receive on retirement, usually dependent on factors such as age, years of service and compensation.
The Group's net obligation with respect to defined benefit plans is calculated separately for each plan by estimating the amount of the future benefits that employees have earned in return for their service in the current and prior years. These benefits are then discounted to determine the present value of the Group's obligations. The discount rate used is the yield on high-quality corporate bonds that are denominated in the currency in which the benefits will be paid and that have maturity dates approximating the terms of the Group's obligations. The Group's net obligation is then determined with reference to the fair value of the plan assets (if any). The calculations are performed by qualified actuaries using the projected unit credit method.
Remeasurements of the net defined benefit liability, which include actuarial gains and losses and the return on plan assets (excluding calculated interest) are recognized in the period of remeasurement in other comprehensive income. The Group determines the net interest expense (income) on the net defined benefit liability (asset) for the period by applying the discount rate used to measure the defined benefit obligation at the beginning of the annual period to the beginning net defined benefit liability (asset), taking into account any changes in the net defined benefit liability (asset) during the period as a result of contributions and benefit payments. Net interest expense and other plan expenses are recognized in profit or loss.
Past service costs are recognized as an expense in profit or loss at the earlier of the plan amendment or curtailment, or when the related restructuring or termination benefits are recognized.

The Group also participates in a limited number of multi-employer pension plans. To the extent that sufficient information is not available to use defined benefit plan accounting, the Group accounts for its participation in the multi-employer plan as if it were a defined contribution plan.

(b)    Short-term employee benefits

Short-term employee benefits are measured on an undiscounted basis and are expensed in the statement of comprehensive income as a component of profit or loss as the related services are provided. A provision is recognized for the amount expected to be paid under short-term cash bonus or profit-sharing plans and outstanding annual leave balances if the Group has a present legal or constructive obligation to pay this amount as a result of past services provided by the employee and the obligation can be estimated reliably.

(c)    Post-employment medical plans

In certain jurisdictions the Group sponsors a number of defined benefit medical plans for certain existing employees and retirees. Typically these plans are unfunded and define a level of medical care that the individual will receive.

The Group's net obligation is calculated separately for each plan by estimating the current and future use of these services by eligible employees and the current and expected future medical costs associated with such services, which are discounted to determine their present value. The discount rate used is the yield on bonds that are denominated in the currency and jurisdiction in which the benefits will be paid and that have maturity dates approximating the terms of the Group's obligations. The calculations are performed by qualified actuaries using the projected unit credit method with the use of mortality tables published by government agencies.

Past service costs are recognized in the statement of comprehensive income as a component of profit or loss in the current year.

(d)    Termination benefits

Termination benefits are recognized as an expense when the Group is demonstrably committed, without realistic possibility of withdrawal, to a formal detailed plan to terminate employment before the normal retirement date. Termination benefits for voluntary redundancies are recognized if the Group has made an offer encouraging voluntary redundancy, it is probable that the offer will be accepted and the number of acceptances can be estimated reliably.

3.12    Provisions

A provision is recognized if, as a result of a past event, the Group has a present legal or constructive obligation that can be estimated reliably, and it is probable that an outflow of economic resources will be required to settle the obligation. Provisions are determined by discounting the expected future cash flows at a pre-tax rate that reflects current market assessments of the time value of money and the risks specific to the liability. When discounting is used, the increase in the provision for the passage of time is recognized in financial expenses in the statement of comprehensive income as a component of profit or loss.

(a)    Legal

The Group is subject to litigation in the ordinary course of operations. Provisions for legal claims are recognized when estimated costs associated with settling current legal proceedings are considered probable. Provisions may include estimated legal and other fees associated with settling these claims.

(b)    Restructuring

A provision for restructuring is recognized when the Group has approved a detailed and formal restructuring plan, and the restructuring has either commenced or has been publicly announced. Business closure and rationalization provisions can include such items as employee severance or termination pay, site closure costs and onerous leases. No provision is made for future operating costs.

(c)    Asset retirement obligations

A provision for decommissioning costs is recognized when the Group has an obligation to fulfill certain requirements upon the disposal of particular assets.

3.13    Self-insured employee obligations

(a)    Self-insured employee workers' compensation

The Group is self-insured with respect to its workers' compensation obligations in the United States. As a component of its self-insured status the Group also maintains insurance coverage through third parties for large claims at levels that are customary and consistent with industry standards for companies of similar size. As of December 31, 2017, there are a number of outstanding claims that are routine in nature. The estimated incurred but unpaid liabilities (based on the Group's historical claims) relating to these claims are included in provisions.

(b)    Self-insured employee health insurance

The Group is self-insured for certain employee health insurance. The Group also maintains insurance coverage through third parties for large claims at levels that are customary and consistent with industry standards for companies of similar size. As of December 31, 2017, there are a number of outstanding claims that are routine in nature. The estimated incurred but unpaid liabilities (based on the Group's historical claims) relating to these claims are included in employee benefits.

3.14    Equity

(a)    Share capital

Ordinary shares are classified as equity. Costs directly attributable to the issue of new shares are shown in equity as a deduction from the proceeds.

(b)    Translation reserve

The translation reserve comprises all foreign currency differences arising from the translation of the financial statements of foreign operations from their functional currencies to the Group's presentation currency.

(c)    Other reserves

The other reserves comprise balances resulting from transactions between entities under common control and remeasurement gains and losses arising on defined benefit plans.

In accordance with the Group's accounting policy for transactions between entities under common control (refer to note 3.1(c)), the Group has recognized in other reserves the difference between the total consideration paid for the businesses acquired and the book value of the share capital of the parent companies acquired for the transactions which occurred on November 5, 2009, May 4, 2010 and September 1, 2010.

3.15    Revenue

Revenue consists primarily of the sale of goods and is measured at the fair value of the consideration received or receivable net of returns and allowances, trade discounts, volume rebates and other customer incentives. Revenue is recognized when the significant risks and rewards of ownership have been substantially transferred to the buyer, recovery of the consideration is probable, the associated costs and possible return of goods can be estimated reliably, and there is no continuing management involvement with the goods.

Transfers of risks and rewards of ownership vary depending on the individual terms of the contract of sale and occur either upon shipment of the goods or upon receipt of the goods and/or their installation at a customer location.

3.16    Financial income and expenses

Financial income is comprised of interest income, foreign currency gains and gains on derivative financial instruments in respect of financing activities that are recognized in the statement of comprehensive income as a component of profit or loss. Interest income is recognized as it accrues using the effective interest method.

Financial expenses are comprised of interest expense, amortization of capitalized transaction costs, foreign currency losses, losses on early extinguishment of debt, borrowing costs not qualifying for capitalization and losses on derivative financial instruments with respect to financing activities that are recognized in the statement of comprehensive income as a component of profit or loss.

3.17    Income tax

Income tax expense is comprised of current and deferred tax. Income tax expense is recognized in the statement of comprehensive income as a component of profit or loss except to the extent that it relates to items recognized directly in equity or other comprehensive income, in which case it is recognized with the associated items on a net basis.

Current tax is the expected tax payable (refundable) on the taxable income for the year using tax rates enacted or substantively enacted at the reporting date, and any adjustment to tax payable (refundable) with respect to previous years.

Deferred tax is recognized using the balance sheet method providing for temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the carrying amounts for taxation purposes. Deferred tax is not recognized for the following temporary differences: the initial recognition of goodwill, the initial recognition of assets or liabilities in a transaction that is not a business combination and that affects neither accounting nor taxable profit and differences relating to investments in subsidiaries and jointly controlled entities to the extent that they probably will not reverse in the foreseeable future and the Group is in a position to control the timing of the reversal of the temporary differences. Deferred tax is measured at the tax rates that are expected to be applied to the temporary differences when they reverse, based on the laws that have been enacted or substantively enacted at the reporting date.

Deferred tax assets are recognized when the Group considers it more likely than not that the deferred tax asset will be recoverable. In determining if a deferred tax asset is recoverable, the Group considers the adequacy of future taxable income, including the reversal of taxable temporary differences, forecasted earnings, and available tax planning strategies. The recoverability of deferred tax assets is reviewed at each reporting date.

Deferred income tax assets and liabilities of the same taxing jurisdiction are netted in the consolidated statement of financial position only to the extent that there is a legally enforceable right to offset current tax assets and current tax liabilities, the deferred tax assets and deferred tax liabilities relate to income taxes levied by the same taxing authority and are expected to be settled on a net basis or realized simultaneously.

For subsidiaries in which the earnings are not considered to be permanently reinvested, the additional tax consequences of future dividend distributions are provided for in the consolidated statement of financial position.

3.18    Sales tax, value added tax and goods and services tax

All amounts (including cash flows) are shown exclusive of sales tax, value added tax ("VAT") and goods and services tax ("GST") to the extent the taxes are reclaimable, except for receivables and payables that are stated inclusive of sales tax, VAT and GST.

3.19    New and revised accounting standards and interpretations

(a)Interpretations and amendments to existing standards effective in 2017

In January 2016, the IASB issued an amendment to IAS 7, “Statement of Cash Flows” (“IAS 7”). The amendment clarifies that entities shall provide disclosures that enable users of financial statements to evaluate changes in liabilities arising from financing activities. The amendment to IAS 7 is effective for annual periods beginning on or after January 1, 2017. The Group has evaluated the disclosure requirements of the amendment and has provided additional disclosures in note 16.

There have been no other interpretations or amendments to existing standards effective in 2017 that have an impact on the Group's financial statements.

(b)Standards and amendments to existing standards that are not yet effective and have not been early adopted by the Group

The following standards and amendments to existing standards are not yet effective for the year ended December 31, 2017, and have not been applied in preparing these consolidated financial statements:

In June 2017, the IASB issued IFRIC Interpretation 23, “Uncertainty over Income Tax Treatments.” IFRIC 23 is to be applied while performing the determination of taxable profit or loss, tax bases, unused tax losses, unused tax credits and tax rates when there is uncertainty over income tax treatments under IAS 12. According to IFRIC 23, companies need to determine the probability of the relevant tax authority accepting each tax treatment, or group of tax treatments, that the companies have used or plan to use in their income tax filing which has to be considered to compute the most likely amount or the expected value of the tax treatment when determining taxable profit or loss, tax bases, unused tax losses, unused tax credits and tax rates. The interpretation is effective for annual periods beginning on or after January 1, 2019, although early adoption is permitted. The adoption of this interpretation is not expected to have a material impact on the Group's consolidated financial statements.

In January 2016, the IASB issued IFRS 16 “Leases.” The new standard supersedes IAS 17 "Leases" and related interpretations, and its objective is to ensure that lessees and lessors provide relevant information in a manner that faithfully represents those transactions. IFRS 16 introduces a single lessee accounting model whereby a lessee is required to record a right-to-use asset for all leases with a term that is greater than 12 months, unless the underlying asset is of low value, and a lease liability, and the subsequent amortization of the right-to-use asset over the lease term. As IFRS 16 substantially carries forward the lessor accounting requirements in IAS 17, a lessor will continue to classify its leases as operating leases or finance leases and to account for those two types of leases differently. IFRS 16 is effective from January 1, 2019, with early adoption allowed only if IFRS 15 "Revenue from Contracts with Customers" is also adopted. The Group is currently assessing the impact of adopting IFRS 16.

In July 2014, the IASB issued the final version of IFRS 9 “Financial Instruments.” IFRS 9 replaces the guidance in International Accounting Standard ("IAS") 39 “Financial Instruments: Recognition and Measurement” and contains revised requirements in relation to the classification, measurement and presentation of financial instruments, including derivatives. It also includes guidance on hedge accounting and impairment testing of financial instruments. IFRS 9 will be effective for periods beginning on or after January 1, 2018. The adoption of this new standard is not expected to have a material impact on the Group's financial statements.

In May 2014, the IASB issued IFRS 15 “Revenue from Contracts with Customers.” IFRS 15 contains a revised revenue recognition framework. The effective date of the new standard is January 1, 2018. The Group is completing its evaluation of the impact of this new standard, particularly with respect to revenue streams for customer specific goods. The impact of the adoption of IFRS 15 will not have a material impact on the Group’s financial statements. The Group will adopt IFRS 15 under the modified retrospective transition method, with no change to the comparative financial information. The cumulative impact of the transition adjustment will be recognized in the statement of financial position as of January 1, 2018. Under this transition method, the Group will provide supplemental additional disclosure to highlight the impact of IFRS 15. The Group is continuing to evaluate the new disclosure requirements contained in IFRS 15.